Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share capital
	2025	2024

Number of ordinary shares (issued and paid up):
Balance at the beginning of the year	120,423,333	120,286,627
Exercise of share options (cashless)	42,575	136,706
Balance at the end of the year	120,465,908	120,423,333

Schedule of share-based payment arrangements
Grant Date	Number of instruments	Instrument terms	Vesting terms	Contractual life
August 2023 March 2024 November 2024	80,868 43,160 34,827	Each option is exercisable into one ordinary share on a cash-less basis.	These options shall vest upon the first, second, third and fourth anniversary, in four equal instalments of 25% each.	5 years

Schedule of measurement inputs for fair value of options
Granted in	November 2024	March 2024	August 2023
Grant date fair value	USD 14.41	USD 4.94	USD 7.06
Share price on grant date	USD 26.10	USD 10.99	USD 14.26
Exercise price	USD 22.71	USD 12.48	USD 13.84
Expected volatility	54.0%	50.5%	50.1%
Expected life	5 years	5 years	5 years
Expected dividends (*)	0%	0%	0%
Risk-free interest rate	4.5%	4.1%	4.3%

(*) Options’ exercise price is adjusted in respect of dividend distributions.

Schedule of reconciliation of outstanding share options
	2025		2024		2023
	Issuable shares	Weighted average exercise price	Issuable shares	Weighted average exercise price	Issuable shares	Weighted average exercise price
Outstanding at the beginning of the period	2,100,107	28.52	2,238,787	32.36	2,461,430	37.05
Granted during the year			77,987	12.76	80,868	13.84
Exercised during the year	(45,206)	1.03	(136,706)	0.00	(136,706)	0.00
Forfeited during the year	(74,396)		(79,961)		(166,805)
Outstanding at the end of the period	1,980,505	25.46	2,100,107	28.52	2,238,787	32.36

Exercisable at the end of the period	1,425,604	24.97	965,791	29.39	513,115	11.74

Schedule of earnings (loss) per share
	2025	2024	2023
	US $ in millions
Profit (loss) attributable to ordinary shareholders used to calculate basic and diluted earnings per share (US $ in millions)	479.2	2,147.7	(2,695.6)

Number of outstanding shares at the beginning of the period used to calculate basic earnings per share	120,423,333	120,286,627	120,149,921
Effect of share options	30,338	70,688	63,110

Weighted average number of ordinary shares used to calculate basic earnings per share	120,453,671	120,357,315	120,213,031

Effect of share options	62,183	135,110

Weighted average number of ordinary shares used to calculate diluted earnings per share	120,515,854	120,492,425	120,213,031